Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2025	Mar. 31, 2024
Financial liabilities:
Long-term debt		¥ 3,764,171	¥ 2,876,287
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		104,399,000	98,392,000
Investments		4,186,000	4,048,000
Loans, net of allowance	[1]	98,275,000	97,519,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,163,000	78,030,000
Interest-bearing deposits		139,443,000	135,447,000
Due to trust accounts		303,000	246,000
Other short-term borrowings		5,293,000	3,492,000
Long-term debt		11,119,000	13,380,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		104,399,000	98,392,000
Investments		4,027,000	3,863,000
Loans, net of allowance	[1]	99,450,000	98,868,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,163,000	78,030,000
Interest-bearing deposits		139,338,000	135,397,000
Due to trust accounts		303,000	246,000
Other short-term borrowings		5,293,000	3,492,000
Long-term debt		10,900,000	13,031,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		71,405,000	72,026,000
Investments		400,000	512,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		32,994,000	26,366,000
Investments		3,628,000	3,351,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,163,000	78,030,000
Interest-bearing deposits		139,338,000	135,397,000
Due to trust accounts		303,000	246,000
Other short-term borrowings		5,293,000	3,492,000
Long-term debt		9,378,000	11,681,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	99,450,000	98,868,000
Financial liabilities:
Long-term debt		¥ 1,521,000	¥ 1,350,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.